Financial instruments - risk management (Details 4) - Liquidity Risk [Member] - GBP (£) £ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Up to 3 months [Member]
Statement Line Items [Line Items]
Total	£ 6,681	£ 6,447	£ 5,466
Up to 3 months [Member] | Trade and other payables [Member]
Statement Line Items [Line Items]
Total	6,502	6,437	5,421
Up to 3 months [Member] | Bank loans [Member]
Statement Line Items [Line Items]
Total	120	3	2
Up to 3 months [Member] | Finance lease [Member]
Statement Line Items [Line Items]
Total	16	7	7
Up to 3 months [Member] | Government and research loans [Member]
Statement Line Items [Line Items]
Total	43		36
Between 3 and 12 months [Member]
Statement Line Items [Line Items]
Total	649	483	430
Between 3 and 12 months [Member] | Trade and other payables [Member]
Statement Line Items [Line Items]
Total
Between 3 and 12 months [Member] | Bank loans [Member]
Statement Line Items [Line Items]
Total	359	8	7
Between 3 and 12 months [Member] | Finance lease [Member]
Statement Line Items [Line Items]
Total	25	26	71
Between 3 and 12 months [Member] | Government and research loans [Member]
Statement Line Items [Line Items]
Total	268	449	352
Between 1 and 2 years [Member]
Statement Line Items [Line Items]
Total	2,698	310	231
Between 1 and 2 years [Member] | Trade and other payables [Member]
Statement Line Items [Line Items]
Total
Between 1 and 2 years [Member] | Bank loans [Member]
Statement Line Items [Line Items]
Total	2,201	11	9
Between 1 and 2 years [Member] | Finance lease [Member]
Statement Line Items [Line Items]
Total	30	30	27
Between 1 and 2 years [Member] | Government and research loans [Member]
Statement Line Items [Line Items]
Total	467	269	195
Between 2 and 5 years [Member]
Statement Line Items [Line Items]
Total	4,471	798	713
Between 2 and 5 years [Member] | Trade and other payables [Member]
Statement Line Items [Line Items]
Total
Between 2 and 5 years [Member] | Bank loans [Member]
Statement Line Items [Line Items]
Total	3,926	4	13
Between 2 and 5 years [Member] | Finance lease [Member]
Statement Line Items [Line Items]
Total		33	56
Between 2 and 5 years [Member] | Government and research loans [Member]
Statement Line Items [Line Items]
Total	545	761	644
Over 5 years [Member]
Statement Line Items [Line Items]
Total	47	393	755
Over 5 years [Member] | Trade and other payables [Member]
Statement Line Items [Line Items]
Total
Over 5 years [Member] | Bank loans [Member]
Statement Line Items [Line Items]
Total
Over 5 years [Member] | Finance lease [Member]
Statement Line Items [Line Items]
Total
Over 5 years [Member] | Government and research loans [Member]
Statement Line Items [Line Items]
Total	£ 47	£ 393	£ 755